Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 1,583	$ 2,110
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, outstanding (in shares)	68,842,601	67,217,688
Common stock, issued (in shares)	68,842,601	67,217,688